Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income from continuing operations	$ 396,547	$ 407,343	$ 518,900
Net Loss from discontinued operations (Note 3)	(27,547)	(91,009)	(137,881)
Net income	369,000	316,334	381,019
Other comprehensive income / (loss):
Unrealized loss on cash flow hedges, net (Notes 19 and 21)	(17,265)	(9,968)	(29,876)
Reclassification of amount excluded from the interest rate caps assessment of effectiveness based on an amortization approach to Interest and finance costs (Notes 17, 19 and 21)	4,092	6,084	4,354
Effective portion of changes in fair value of cash flow hedges (Notes 19 and 21)	0	(157)	425
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Notes 19 and 21)	63	63	63
Other comprehensive loss for the year	(13,110)	(3,978)	(25,034)
Other comprehensive (income) / loss attributable to the non-controlling interest (Note 21)	85	(64)	0
Other comprehensive loss attributable to Costamare Inc.	(13,025)	(4,042)	(25,034)
Total comprehensive income for the year	355,890	312,356	355,985
Total comprehensive (income) / loss attributable to the non-controlling interest	(4,340)	3,521	4,730
Total comprehensive income for the year attributable to Costamare Inc.	$ 351,550	$ 315,877	$ 360,715